Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Income Statement [Abstract]
Revenues	$ 5,367,405	$ 4,162,650
Costs of services	1,951,235	1,759,229
Gross profit	3,416,170	2,403,421
Operating costs and expenses:
Selling expenses	869,378	696,052
General and administrative	4,509,893	5,850,927
Total operating costs and expenses	5,379,271	6,546,979
Loss from operations	(1,963,101)	(4,143,558)
Other (income) expenses:
Other income	(1,890,840)	(493,554)
Interest income	(2,673)	(19,948)
Total other (income) expenses	(1,893,513)	(513,502)
Loss before provision for income taxes	(69,588)	(3,630,056)
Current income tax expense	8,570	5,124
Deferred income tax expense (benefit)	78,001	(118,266)
Income taxes expense (recovery)	86,571	(113,142)
Net loss	(156,159)	(3,516,914)
Net income (loss) attributable to non-controlling interest	75,783	(309,542)
Net loss attributable to common stockholders	(231,942)	(3,207,372)
Unrealized foreign currency translation adjustment	(18,844)	(7,686)
Comprehensive loss	$ (175,003)	$ (3,524,600)
Basic net loss per share (in Dollars per share)	$ (0.02)	$ (0.26)
Diluted net loss per share (in Dollars per share)	$ (0.02)	$ (0.26)
Weighted average number of ordinary shares-basic (in Shares)	13,232,953	12,370,905
Weighted average number of ordinary shares-diluted (in Shares)	13,232,953	12,370,905